Leases (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 26, 2013	Jun. 27, 2012
Leases [Abstract]
Capital lease asset value	$ 39.0	$ 39.4
Capital lease accumulated amortization	$ 18.2	$ 16.2
Minimum lease renewal term at Company's option, years	1 year
Maximum lease renewal term at Company's option, years	35 years